Consolidated Statements Of Operations And Comprehensive Loss (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Value added tax on revenue	¥ 2,620,355	¥ 1,434,015	¥ 1,359,320
Value added tax expenses net of refund	¥ 1,950,935	¥ 893,909	¥ 953,200